Commitments and Contingencies - Summary of Future Minimum Lease Under Non-Cancelable Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
2020	¥ 9,887
2021	4,333
Total	¥ 14,220